UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

American Customer Satisfaction ETF
Schedule of Investments
June 30, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 96.5%
	Consumer Discretionary - 23.2%
10,792	Abercrombie & Fitch Company - Class A	$264,188
2,744	Advance Auto Parts, Inc.	372,361
135,930	Ascena Retail Group, Inc. (a)	541,681
69,745	Barnes & Noble, Inc.	442,881
19,719	Bed Bath & Beyond, Inc.	392,901
14,544	Bloomin' Brands, Inc.	292,334
956	Chipotle Mexican Grill, Inc. (a)	412,390
4,692	Cracker Barrel Old Country Store, Inc.	732,937
3,543	Darden Restaurants, Inc.	379,314
3,820	Dillard's, Inc. - Class A	360,990
257	DISH Network Corporation - Class A (a)	8,638
1,175	Domino's Pizza, Inc.	331,550
5,067	Dunkin' Brands Group, Inc.	349,978
4,110	Expedia, Inc.	493,981
33,051	Ford Motor Company	365,874
14,987	Gannett Company, Inc.	160,361
10,470	General Motors Company	412,518
8,673	Hilton Worldwide Holdings, Inc.	686,555
4,036	Hyatt Hotels Corporation - Class A	311,377
95,020	J.C. Penney Company, Inc. (a)	222,347
4,875	Kohl's Corporation	355,387
21,995	L Brands, Inc.	811,176
2,518	Marriott International, Inc. - Class A	318,779
4,627	New York Times Company - Class A	119,839
7,789	Nordstrom, Inc.	403,314
1,654	O'Reilly Automotive, Inc. (a)	452,485
6,608	Papa John's International, Inc.	335,158
4,031	Starbucks Corporation	196,914
6,644	Texas Roadhouse, Inc.	435,248
4,140	TJX Companies, Inc.	394,045
4,384	V.F. Corporation	357,384
2,257	Whirlpool Corporation	330,041
2,667	Yum! Brands, Inc.	208,613
		12,253,539
	Consumer Staples - 9.8%
7,986	Clorox Company	1,080,106
24,658	Coca-Cola Company	1,081,500
4,103	Costco Wholesale Corporation	857,445
136	CVS Health Corporation	8,752
12,307	Hershey Company	1,145,289
3,530	Kroger Company	100,429
8,406	PepsiCo, Inc.	915,161
		5,188,682

	Financials - 15.5%
4,597	Allstate Corporation	419,568
13,418	BB&T Corporation	676,804
7,347	Capital One Financial Corporation	675,189
13,743	Charles Schwab Corporation	702,267
12,396	Citigroup, Inc.	829,541
9,229	E*TRADE Financial Corporation (a)	564,446
4,700	JPMorgan Chase & Company	489,740
3,795	MetLife, Inc.	165,462
3,378	Prudential Financial, Inc.	315,877
46,881	Regions Financial Corporation	833,544
10,309	SunTrust Banks, Inc.	680,600
8,845	TD Ameritrade Holding Corporation	484,441
5,183	Travelers Companies, Inc.	634,088
13,907	US Bancorp	695,628
		8,167,195
	Health Care - 2.6%
867	Aetna, Inc.	159,095
4,110	Humana, Inc.	1,223,259
		1,382,354
	Industrials - 8.2%
12,592	Alaska Air Group, Inc.	760,431
249	Allegiant Travel Company	34,599
899	American Airlines Group, Inc.	34,126
869	Delta Air Lines, Inc.	43,050
38,881	JetBlue Airways Corporation (a)	737,961
23,007	Southwest Airlines Company	1,170,596
14,508	United Parcel Service, Inc. - Class B	1,541,185
		4,321,948
	Information Technology - 16.7%
1,479	Alphabet, Inc. - Class C (a)	1,650,046
1,761	Amazon.com, Inc. (a)	2,993,348
14,627	Apple, Inc.	2,707,604
7,529	Facebook, Inc. - Class A (a)	1,463,035
		8,814,033

	Telecommunication Services - 7.5%
1,223	Altice USA, Inc. - Class A	20,864
14,462	AT&T, Inc.	464,375
13,349	T-Mobile US, Inc. (a)	797,603
17,064	United States Cellular Corporation (a)	632,051
12,230	Verizon Communications, Inc.	615,291
111,189	Vonage Holdings Corporation (a)	1,433,226
		3,963,410

	Utilities - 13.0%
3,020	Ameren Corporation	183,767
11,606	Atmos Energy Corporation	1,046,165
61,699	CenterPoint Energy, Inc.	1,709,679
7,424	Consolidated Edison, Inc.	578,923
8,832	Dominion Energy, Inc.	602,166
2,734	Edison International	172,980
1,040	NextEra Energy, Inc.	173,711
23,976	NiSource, Inc.	630,089
20,643	PPL Corporation	589,358
3,344	Sempra Energy	388,272
17,435	Southern Company	807,415
		6,882,525
	TOTAL COMMON STOCKS (Cost $47,043,122)	50,973,686

	EXCHANGE TRADED FUNDS - 3.2%
	Energy - 0.5%
1,877	Energy Select Sector SPDR ETF, –%	142,539
3,424	iShares U.S. Energy ETF	143,603
		286,142
	Health Care - 1.6%
4,992	Health Care Select Sector SPDR Fund	416,632
2,338	iShares U.S. Healthcare ETF	416,585
		833,217
	Materials - 0.5%
1,345	iShares U.S. Basic Materials ETF	133,168
2,286	Materials Select Sector SPDR ETF	132,748
		265,916
	Real Estate - 0.6
1,796	iShares U.S. Real Estate ETF	144,722
4,384	Real Estate Select Sector SPDR Fund	143,401
		288,123
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,594,567)	1,673,398

	SHORT-TERM INVESTMENTS - 0.3%
176,542	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 1.77%*	176,542
	TOTAL SHORT-TERM INVESTMENTS (Cost $176,542)	176,542
	TOTAL INVESTMENTS - 100.0% (Cost $48,814,231)	52,823,626
	Other Assets in Excess of Liabilities - 0.0% ^	14,840
	NET ASSETS - 100.0%	$52,838,466

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of June 30, 2018.
^	Represents less than 0.05%.

The cost basis of investments for federal income tax purposes at June 30, 2018 is as follows+:
Cost of investments	$48,814,231
Gross unrealized appreciation	5,551,450
Gross unrealized depreciation	(1,542,055)
Net unrealized appreciation	$4,009,395

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Brand Value ETF
Schedule of Investments
June 30, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 100.0%
	Consumer Discretionary - 26.2%
9,172	Ford Motor Company	$101,534
3,755	Gap, Inc.	121,624
2,562	Harley-Davidson, Inc.	107,809
1,304	Hilton Worldwide Holdings, Inc.	103,225
567	Home Depot, Inc.	110,622
1,113	Lowe's Companies, Inc.	106,370
658	McDonald's Corporation	103,102
297	Netflix, Inc. (a)	116,255
1,465	NIKE, Inc. - Class B	116,731
1,858	Starbucks Corporation	90,763
1,449	Target Corporation	110,298
1,059	Walt Disney Company	110,994
730	Whirlpool Corporation	106,748
		1,406,075
	Consumer Staples - 30.9%
3,146	Campbell Soup Company	127,539
875	Clorox Company	118,344
2,445	Coca-Cola Company	107,238
1,669	Colgate-Palmolive Company	108,168
882	Dr Pepper Snapple Group, Inc.	107,604
708	Estee Lauder Companies, Inc. - Class A	101,025
2,501	General Mills, Inc.	110,694
1,171	Hershey Company	108,973
982	J.M. Smucker Company	105,545
1,639	Kellogg Company	114,517
1,836	Kraft Heinz Company	115,338
1,053	PepsiCo, Inc.	114,640
1,436	Procter & Gamble Company	112,094
1,688	Walgreens Boots Alliance, Inc.	101,305
1,281	Wal-Mart Stores, Inc.	109,718
		1,662,742
	Energy - 3.8%
1,291	Exxon Mobil Corporation	106,804
3,950	Sunoco LP	98,592
		205,396
	Financials - 5.7%
1,074	American Express Company	105,252
3,629	Bank of America Corporation	102,301
2,100	Morgan Stanley	99,540
		307,093

	Health Care - 4.0%
2,003	Bristol-Myers Squibb Company	110,846
878	Johnson & Johnson	106,537
		217,383
	Information Techology - 19.8%
98	Alphabet, Inc. - Class C (a)	109,334
64	Amazon.com, Inc. (a)	108,787
567	Apple, Inc.	104,957
2,800	eBay, Inc. (a)	101,528
548	Facebook, Inc. - Class A (a)	106,487
4,784	HP, Inc.	108,549
744	International Business Machines Corporation	103,937
555	Mastercard, Inc. - Class A	109,069
1,064	Microsoft Corporation	104,921
805	Visa, Inc. - Class A	106,622
		1,064,191
	Industrials - 7.3%
297	Boeing Company	99,646
423	FedEx Corporation	96,046
525	General Dynamics Corporation	97,865
905	United Parcel Service, Inc. - Class B	96,138
		389,695
	Telecommunication Services - 2.3%
3,857	AT&T, Inc.	123,848
	TOTAL COMMON STOCKS (Cost $5,397,324)	5,376,423

	SHORT-TERM INVESTMENTS - 0.0% +
1,334	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 1.77% *	1,334
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,334)	1,334
	TOTAL INVESTMENTS - 100.0% (Cost $5,398,658)	5,377,757
	Liabilities in Excess of Other Assets - 0.0% ^	(633)
	NET ASSETS - 100.0%	$5,377,124

Percentages are stated as a percentage of net assets.
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of June 30, 2018.
^	Represents less than 0.05%.

The cost basis of investments for federal income tax purposes at June 30, 2018 is as follows+:
Cost of investments	$5,398,658
Gross unrealized appreciation	117,307
Gross unrealized depreciation	(138,206)
Net unrealized depreciation	$(20,899)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Reverse Cap Weighted U.S. Large Cap ETF
Schedule of Investments
June 30, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Consumer Discretionary - 19.8%
134	Advance Auto Parts, Inc.	$18,184
64	Aptiv PLC	5,864
12	AutoZone, Inc. (a)	8,051
135	Best Buy Company, Inc.	10,068
1	Booking Holdings, Inc. (a)	2,027
349	BorgWarner, Inc.	15,063
178	CarMax, Inc. (a)	12,971
115	Carnival Corporation	6,591
193	CBS Corporation - Class B	10,850
12	Charter Communications, Inc. - Class A (a)	3,519
34	Chipotle Mexican Grill, Inc. (a)	14,667
37	Comcast Corporation - Class A	1,214
167	Darden Restaurants, Inc.	17,879
458	Discovery Communications, Inc. - Class A (a)	12,595
233	Discovery Communications, Inc. - Class C (a)	5,941
733	DISH Network Corporation - Class A (a)	24,636
75	Dollar General Corporation	7,395
106	Dollar Tree, Inc. (a)	9,010
257	D.R. Horton, Inc.	10,537
98	Expedia, Inc.	11,779
421	Foot Locker, Inc.	22,166
301	Ford Motor Company	3,332
790	Gap, Inc.	25,588
406	Garmin, Ltd.	24,766
70	General Motors Company	2,758
131	Genuine Parts Company	12,024
1,124	Goodyear Tire & Rubber Company	26,178
971	H&R Block, Inc.	22,119
1,187	Hanesbrands, Inc.	26,138
570	Harley-Davidson, Inc.	23,986
186	Hasbro, Inc.	17,170
87	Hilton Worldwide Holdings, Inc.	6,887
4	Home Depot, Inc.	780
838	Interpublic Group of Companies, Inc.	19,643
170	Kohl's Corporation	12,393
520	L Brands, Inc.	19,178
691	Leggett & Platt, Inc.	30,846
216	Lennar Corporation - Class A	11,340
525	LKQ Corporation (a)	16,748
21	Lowe's Companies, Inc.	2,007
354	Macy's, Inc.	13,250
30	Marriott International, Inc. - Class A	3,798
1,731	Mattel, Inc.	28,423
5	McDonald's Corporation	783
364	MGM Resorts International	10,567
276	Michael Kors Holdings, Ltd. (a)	18,382
61	Mohawk Industries, Inc. (a)	13,070
2	Netflix, Inc. (a)	783
584	Newell Brands, Inc.	15,061
333	News Corporation - Class A	5,161

1,005	News Corporation - Class B	15,929
24	NIKE, Inc. - Class B	1,912
534	Nordstrom, Inc.	27,650
312	Norwegian Cruise Line Holdings, Ltd. (a)	14,742
139	Omnicom Group, Inc.	10,602
26	O'Reilly Automotive, Inc. (a)	7,113
620	PulteGroup, Inc.	17,825
79	PVH Corporation	11,828
153	Ralph Lauren Corporation	19,235
62	Ross Stores, Inc.	5,254
95	Royal Caribbean Cruises, Ltd.	9,842
39	Starbucks Corporation	1,905
281	Tapestry, Inc.	13,125
53	Target Corporation	4,034
97	Tiffany & Company	12,765
31	TJX Companies, Inc.	2,951
241	Tractor Supply Company	18,434
517	TripAdvisor, Inc. (a)	28,802
21	Twenty-First Century Fox, Inc. - Class A	1,043
52	Twenty-First Century Fox, Inc. - Class B	2,562
47	Ulta Beauty, Inc. (a)	10,973
392	Under Armour, Inc. - Class A (a)	8,812
456	Under Armour, Inc. - Class C (a)	9,612
75	V.F. Corporation	6,114
628	Viacom, Inc. - Class B	18,940
11	Walt Disney Company	1,153
121	Whirlpool Corporation	17,694
61	Wynn Resorts, Ltd.	10,208
77	Yum! Brands, Inc.	6,023
		961,248
	Consumer Staples - 5.9%
27	Altria Group, Inc.	1,533
154	Archer-Daniels-Midland Company	7,058
235	Brown-Forman Corporation - Class B	11,517
774	Campbell Soup Company	31,378
304	Church & Dwight Company, Inc.	16,161
83	Clorox Company	11,226
21	Coca-Cola Company	921
49	Colgate-Palmolive Company	3,176
308	Conagra Brands, Inc.	11,005
21	Constellation Brands, Inc. - Class A	4,596
9	Costco Wholesale Corporation	1,881
1,893	Coty, Inc. - Class A	26,691
39	CVS Health Corporation	2,510
33	Estee Lauder Companies, Inc. - Class A	4,709
158	General Mills, Inc.	6,993
147	Hershey Company	13,680
488	Hormel Foods Corporation	18,158
145	J.M. Smucker Company	15,585
170	Kellogg Company	11,878
46	Kimberly-Clark Corporation	4,846
85	Kraft Heinz Company	5,340
330	Kroger Company	9,388
133	McCormick & Company, Inc.	15,440
231	Molson Coors Brewing Company - Class B	15,717
74	Mondelez International, Inc. - Class A	3,034
137	Monster Beverage Corporation (a)	7,850

12	PepsiCo, Inc.	1,306
18	Philip Morris International, Inc.	1,453
12	Procter & Gamble Company	937
82	Sysco Corporation	5,600
116	Tyson Foods, Inc. - Class A	7,987
50	Walgreens Boots Alliance, Inc.	3,001
16	Wal-Mart Stores, Inc.	1,370
		283,925
	Energy - 5.8%
66	Anadarko Petroleum Corporation	4,835
59	Andeavor	7,740
253	Apache Corporation	11,828
344	Baker Hughes, a GE Company	11,362
690	Cabot Oil & Gas Corporation	16,422
7	Chevron Corporation	885
247	Cimarex Energy Company	25,130
70	Concho Resources, Inc. (a)	9,685
31	ConocoPhillips	2,158
186	Devon Energy Corporation	8,177
22	EOG Resources, Inc.	2,737
243	EQT Corporation	13,409
7	Exxon Mobil Corporation	579
85	Halliburton Company	3,830
371	Helmerich & Payne, Inc.	23,655
173	Hess Corporation	11,572
164	HollyFrontier Corporation	11,223
321	Kinder Morgan, Inc.	5,672
459	Marathon Oil Corporation	9,575
60	Marathon Petroleum Corporation	4,210
249	National Oilwell Varco, Inc.	10,807
1,017	Newfield Exploration Company (a)	30,764
307	Noble Energy, Inc.	10,831
31	Occidental Petroleum Corporation	2,594
90	ONEOK, Inc.	6,285
30	Phillips 66	3,369
27	Pioneer Natural Resources Company	5,109
26	Schlumberger, Ltd.	1,743
374	TechnipFMC PLC	11,871
28	Valero Energy Corporation	3,103
306	Williams Companies, Inc.	8,296
		279,456
	Financials - 11.9%
117	Affiliated Managers Group, Inc.	17,394
106	Aflac, Inc.	4,560
56	Allstate Corporation	5,111
24	American Express Company	2,352
63	American International Group, Inc.	3,340
59	Ameriprise Financial, Inc.	8,253
36	Aon PLC	4,938
204	Arthur J Gallagher & Company	13,317
339	Assurant, Inc.	35,083
20	Bank of America Corporation	564
52	Bank of New York Mellon Corporation	2,804
74	BB&T Corporation	3,733
1	Berkshire Hathaway, Inc. - Class B (a)	187
4	BlackRock, Inc.	1,996
826	Brighthouse Financial, Inc. (a)	33,098

38	Capital One Financial Corporation	3,492
142	Cboe Global Markets, Inc.	14,778
43	Charles Schwab Corporation	2,197
21	Chubb, Ltd.	2,667
228	Cincinnati Financial Corporation	15,244
14	Citigroup, Inc.	937
202	Citizens Financial Group, Inc.	7,858
17	CME Group, Inc.	2,787
107	Comerica, Inc.	9,728
87	Discover Financial Services	6,126
153	E*TRADE Financial Corporation (a)	9,358
79	Everest Re Group, Ltd.	18,208
249	Fifth Third Bancorp	7,146
458	Franklin Resources, Inc.	14,679
8	Goldman Sachs Group, Inc.	1,765
170	Hartford Financial Services Group, Inc.	8,692
635	Huntington Bancshares, Inc.	9,373
52	Intercontinental Exchange, Inc.	3,825
539	Invesco, Ltd.	14,316
1,075	Jefferies Financial Group, Inc.	24,445
4	JPMorgan Chase & Company	417
386	KeyCorp	7,542
165	Lincoln National Corporation	10,271
259	Loews Corporation	12,505
38	M&T Bank Corporation	6,466
49	Marsh & McLennan Companies, Inc.	4,017
76	MetLife, Inc.	3,314
32	Moody's Corporation	5,458
47	Morgan Stanley	2,228
70	MSCI, Inc.	11,580
163	Nasdaq, Inc.	14,877
71	Northern Trust Corporation	7,305
1,348	People's United Financial, Inc.	24,385
15	PNC Financial Services Group, Inc.	2,027
201	Principal Financial Group, Inc.	10,643
75	Progressive Corporation	4,436
41	Prudential Financial, Inc.	3,834
131	Raymond James Financial, Inc.	11,705
421	Regions Financial Corporation	7,485
16	S&P Global, Inc.	3,262
47	State Street Corporation	4,375
75	SunTrust Banks, Inc.	4,952
31	SVB Financial Group (a)	8,952
194	Synchrony Financial	6,476
45	T. Rowe Price Group, Inc.	5,224
220	Torchmark Corporation	17,910
35	Travelers Companies, Inc.	4,282
504	Unum Group	18,643
42	US Bancorp	2,101
13	Wells Fargo & Company	721
52	Willis Towers Watson PLC	7,883
211	XL Group, Ltd.	11,805
268	Zions Bancorporation	14,121
		575,553
	Health Care - 9.7%
25	Abbott Laboratories	1,525
11	AbbVie, Inc.	1,019

24	ABIOMED, Inc. (a)	9,817
16	Aetna, Inc.	2,936
126	Agilent Technologies, Inc.	7,792
56	Alexion Pharmaceuticals, Inc. (a)	6,952
20	Align Technology, Inc. (a)	6,843
18	Allergan PLC	3,001
143	AmerisourceBergen Corporation	12,194
7	Amgen, Inc.	1,292
10	Anthem, Inc.	2,380
63	Baxter International, Inc.	4,652
12	Becton Dickinson and Company	2,875
10	Biogen, Inc. (a)	2,902
123	Boston Scientific Corporation (a)	4,022
37	Bristol-Myers Squibb Company	2,048
195	Cardinal Health, Inc.	9,522
39	Celgene Corporation (a)	3,097
59	Centene Corporation (a)	7,269
147	Cerner Corporation (a)	8,789
22	Cigna Corporation	3,739
63	Cooper Companies, Inc.	14,833
26	Danaher Corporation	2,566
245	DaVita, Inc. (a)	17,013
411	DENTSPLY SIRONA, Inc.	17,989
40	Edwards Lifesciences Corporation (a)	5,823
24	Eli Lilly & Company	2,048
749	Envision Healthcare Corporation (a)	32,963
51	Express Scripts Holding Company (a)	3,938
26	Gilead Sciences, Inc.	1,842
56	HCA Healthcare, Inc.	5,746
430	Hologic, Inc. (a)	17,092
12	Humana, Inc.	3,572
41	IDEXX Laboratories, Inc. (a)	8,936
15	Illumina, Inc. (a)	4,189
200	Incyte Corporation (a)	13,400
6	Intuitive Surgical, Inc. (a)	2,871
110	IQVIA Holdings, Inc. (a)	10,980
4	Johnson & Johnson	485
48	Laboratory Corporation of America Holdings (a)	8,617
40	McKesson Corporation	5,336
17	Medtronic PLC	1,455
16	Merck & Company, Inc.	971
19	Mettler-Toledo International, Inc. (a)	10,994
196	Mylan NV (a)	7,083
366	Nektar Therapeutics (a)	17,872
255	PerkinElmer, Inc.	18,674
250	Perrigo Company PLC	18,227
22	Pfizer, Inc.	798
106	Quest Diagnostics, Inc.	11,654
24	Regeneron Pharmaceuticals, Inc. (a)	8,280
106	ResMed, Inc.	10,979
216	Henry Schein, Inc. (a)	15,690
17	Stryker Corporation	2,871
9	Thermo Fisher Scientific, Inc.	1,864
1	UnitedHealth Group, Inc.	245
149	Universal Health Services, Inc. - Class B	16,604
127	Varian Medical Systems, Inc. (a)	14,442
30	Vertex Pharmaceuticals, Inc. (a)	5,099

52	Waters Corporation (a)	10,067
65	Zimmer Biomet Holdings, Inc.	7,244
47	Zoetis, Inc.	4,004
		470,022
	Industrials - 14.5%
7	3M Company	1,377
283	A.O. Smith Corporation	16,739
361	Alaska Air Group, Inc.	21,801
276	Allegion PLC	21,351
223	American Airlines Group, Inc.	8,465
130	AMETEK, Inc.	9,381
1,263	Arconic, Inc.	21,484
3	Boeing Company	1,007
12	Caterpillar, Inc.	1,628
159	C.H. Robinson Worldwide, Inc.	13,302
54	Cintas Corporation	9,994
141	Copart, Inc. (a)	7,975
44	CSX Corporation	2,806
54	Cummins, Inc.	7,182
22	Deere & Company	3,076
91	Delta Air Lines, Inc.	4,508
179	Dover Corporation	13,103
61	Eaton Corporation PLC	4,559
51	Emerson Electric Company	3,526
88	Equifax, Inc.	11,010
169	Expeditors International of Washington, Inc.	12,354
215	Fastenal Company	10,348
10	FedEx Corporation	2,271
742	Flowserve Corporation	29,977
485	Fluor Corporation	23,658
92	Fortive Corporation	7,094
346	Fortune Brands Home & Security, Inc.	18,577
14	General Dynamics Corporation	2,610
103	General Electric Company	1,402
8	Honeywell International, Inc.	1,152
76	Huntington Ingalls Industries, Inc.	16,476
185	IHS Markit, Ltd. (a)	9,544
26	Illinois Tool Works, Inc.	3,602
85	Ingersoll-Rand PLC	7,627
323	Jacobs Engineering Group, Inc.	20,507
122	J.B. Hunt Transport Services, Inc.	14,829
151	Johnson Controls International PLC	5,051
141	Kansas City Southern	14,940
53	L3 Technologies, Inc.	10,193
7	Lockheed Martin Corporation	2,068
368	Masco Corporation	13,771
528	Nielsen Holdings PLC	16,331
26	Norfolk Southern Corporation	3,923
9	Northrop Grumman Corporation	2,769
115	PACCAR, Inc.	7,125
42	Parker-Hannifin Corporation	6,546
525	Pentair PLC	22,092
838	Quanta Services, Inc. (a)	27,989
14	Raytheon Company	2,705
166	Republic Services, Inc.	11,348
294	Robert Half International, Inc.	19,139
42	Rockwell Automation, Inc.	6,982

54	Rockwell Collins, Inc.	7,273
22	Roper Technologies, Inc.	6,070
124	Snap-on, Inc.	19,929
127	Southwest Airlines Company	6,462
53	Stanley Black & Decker, Inc.	7,039
484	Stericycle, Inc. (a)	31,600
140	Textron, Inc.	9,227
30	TransDigm Group, Inc.	10,354
11	Union Pacific Corporation	1,558
150	United Continental Holdings, Inc. (a)	10,459
18	United Parcel Service, Inc. - Class B	1,912
74	United Rentals, Inc. (a)	10,924
14	United Technologies Corporation	1,750
93	Verisk Analytics, Inc. (a)	10,011
34	W.W. Grainger, Inc.	10,486
62	Waste Management, Inc.	5,043
179	Xylem, Inc.	12,061
		701,432
	Information Technology - 10.7%
10	Accenture PLC - Class A	1,636
42	Activision Blizzard, Inc.	3,205
6	Adobe Systems, Inc. (a)	1,463
901	Advanced Micro Devices, Inc. (a)	13,506
164	Akamai Technologies, Inc. (a)	12,010
72	Alliance Data Systems Corporation	16,791
71	Amphenol Corporation- Class A	6,188
46	Analog Devices, Inc.	4,412
69	ANSYS, Inc. (a)	12,018
1	Apple, Inc.	185
65	Applied Materials, Inc.	3,002
44	Autodesk, Inc. (a)	5,768
21	Automatic Data Processing, Inc.	2,817
7	Broadcom, Inc.	1,698
103	Broadridge Financial Solutions, Inc.	11,855
420	CA, Inc.	14,973
315	Cadence Design Systems, Inc. (a)	13,643
19	Cisco Systems, Inc.	818
115	Citrix Systems, Inc. (a)	12,057
50	Cognizant Technology Solutions Corporation - Class A	3,949
252	Corning, Inc.	6,932
83	DXC Technology Company	6,691
115	eBay, Inc. (a)	4,170
30	Electronic Arts, Inc. (a)	4,231
90	F5 Networks, Inc. (a)	15,520
1	Facebook, Inc. - Class A (a)	194
46	Fidelity National Information Services, Inc.	4,877
74	Fiserv, Inc. (a)	5,483
11	FleetCor Technologies, Inc. (a)	2,317
415	FLIR Systems, Inc.	21,568
100	Gartner, Inc. (a)	13,290
79	Global Payments, Inc.	8,808
61	Harris Corporation	8,817
441	Hewlett Packard Enterprise Company	6,443
187	HP, Inc.	4,243
12	Intel Corporation	597
5	International Business Machines Corporation	699
17	Intuit, Inc.	3,473

74	IPG Photonics Corporation (a)	16,327
634	Juniper Networks, Inc.	17,384
85	KLA-Tencor Corporation	8,715
30	Lam Research Corporation	5,185
5	Mastercard, Inc. - Class A	983
70	Microchip Technology, Inc.	6,366
40	Micron Technology, Inc. (a)	2,098
1	Microsoft Corporation	99
117	NetApp, Inc.	9,188
4	NVIDIA Corporation	948
25	Oracle Corporation	1,102
116	Paychex, Inc.	7,929
22	PayPal Holdings, Inc. (a)	1,832
211	Qorvo, Inc. (a)	16,916
32	QUALCOMM, Inc.	1,796
33	Red Hat, Inc. (a)	4,434
14	salesforce.com, Inc. (a)	1,910
192	Seagate Technology PLC	10,842
95	Skyworks Solutions, Inc.	9,182
611	Symantec Corporation	12,617
141	Synopsys, Inc. (a)	12,065
117	Take-Two Interactive Software, Inc. (a)	13,848
52	TE Connectivity, Ltd.	4,683
13	Texas Instruments, Inc.	1,433
137	Total System Services, Inc.	11,579
155	Twitter, Inc. (a)	6,769
95	VeriSign, Inc. (a)	13,055
5	Visa, Inc. - Class A	662
85	Western Digital Corporation	6,580
865	Western Union Company	17,585
1,036	Xerox Corporation	24,864
141	Xilinx, Inc.	9,202
		518,525
	Materials - 5.1%
28	Air Products & Chemicals, Inc.	4,360
171	Albemarle Corporation	16,130
168	Avery Dennison Corporation	17,153
350	Ball Corporation	12,442
397	CF Industries Holdings, Inc.	17,627
14	DowDuPont, Inc.	923
102	Eastman Chemical Company	10,196
31	Ecolab, Inc.	4,350
163	FMC Corporation	14,541
394	Freeport-McMoRan, Inc.	6,800
137	International Flavors & Fragrances, Inc.	16,983
121	International Paper Company	6,302
39	LyondellBasell Industries NV - Class A	4,284
52	Martin Marietta Materials, Inc.	11,613
567	Mosaic Company	15,904
220	Newmont Mining Corporation	8,296
121	Nucor Corporation	7,562
122	Packaging Corporation of America	13,638
64	PPG Industries, Inc.	6,639
24	Praxair, Inc.	3,796
558	Sealed Air Corporation	23,687
14	Sherwin-Williams Company	5,706
77	Vulcan Materials Company	9,938
181	WestRock Company	10,321
		249,191

	Real Estate - 8.6%
104	Alexandria Real Estate Equities, Inc. (b)	13,122
21	American Tower Corporation (b)	3,028
631	Apartment Investment & Management Company - Class A (b)	26,691
44	AvalonBay Communities, Inc. (b)	7,563
74	Boston Properties, Inc. (b)	9,281
242	CBRE Group, Inc. - Class A (a)	11,553
39	Crown Castle International Corporation (b)	4,205
70	Digital Realty Trust, Inc. (b)	7,811
586	Duke Realty Corporation (b)	17,012
13	Equinix, Inc. (b)	5,589
112	Equity Residential (b)	7,133
45	Essex Property Trust, Inc. (b)	10,758
143	Extra Space Storage, Inc. (b)	14,273
161	Federal Realty Investment Trust (b)	20,374
639	GGP, Inc. (b)	13,055
620	HCP, Inc. (b)	16,008
477	Host Hotels & Resorts, Inc. (b)	10,050
512	Iron Mountain, Inc. (b)	17,925
1,515	Kimco Realty Corporation (b)	25,740
490	Macerich Company (b)	27,847
164	Mid-America Apartment Communities, Inc. (b)	16,510
74	Prologis, Inc. (b)	4,861
25	Public Storage (b)	5,672
214	Realty Income Corporation (b)	11,511
331	Regency Centers Corporation (b)	20,548
61	SBA Communications Corporation (a) (b)	10,072
21	Simon Property Group, Inc. (b)	3,574
201	SL Green Realty Corporation (b)	20,207
460	UDR, Inc. (b)	17,268
161	Ventas, Inc. (b)	9,169
195	Vornado Realty Trust (b)	14,414
138	Welltower, Inc. (b)	8,651
157	Weyerhaeuser Company (b)	5,724
		417,199
	Telecommunication Services - 0.5%
25	AT&T, Inc.	803
565	CenturyLink, Inc.	10,532
84	Motorola Solutions, Inc.	9,775
15	Verizon Communications, Inc.	755
		21,865

	Utilities - 7.3%
1,601	AES Corporation	21,469
485	Alliant Energy Corporation	20,525
221	Ameren Corporation	13,448
85	American Electric Power Company, Inc.	5,886
154	American Water Works Company, Inc.	13,149
623	CenterPoint Energy, Inc.	17,263
325	CMS Energy Corporation	15,366
105	Consolidated Edison, Inc.	8,188
68	Dominion Energy, Inc.	4,636
102	DTE Energy Company	10,570
45	Duke Energy Corporation	3,559
149	Edison International	9,427
162	Entergy Corporation	13,088
242	Evergy, Inc.	13,588
190	Eversource Energy	11,136
112	Exelon Corporation	4,771
347	FirstEnergy Corporation	12,461
14	NextEra Energy, Inc.	2,338
925	NiSource, Inc.	24,309
525	NRG Energy, Inc.	16,118
195	PG&E Corporation	8,299
279	Pinnacle West Capital Corporation	22,476
371	PPL Corporation	10,592
132	Public Service Enterprise Group, Inc.	7,147
926	SCANA Corporation	35,670
64	Sempra Energy	7,431
91	Southern Company	4,214
155	WEC Energy Group, Inc.	10,021
186	Xcel Energy, Inc.	8,496
		355,641
	TOTAL COMMON STOCKS (Cost $4,955,391)	4,834,057

	SHORT-TERM INVESTMENTS - 0.1%
5,436	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 1.77%*	5,436
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,436)	5,436
	TOTAL INVESTMENTS - 99.9% (Cost $4,960,827)	4,839,493
	Other Assets in Excess of Liabilities - 0.1%	4,580
	NET ASSETS - 100.0%	$4,844,073

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Real Estate Investment Trust ("REIT")
*	Rate shown is the annualized seven-day yield as of June 30, 2018.

The cost basis of investments for federal income tax purposes at June 30, 2018 is as follows+:
Cost of investments	$4,960,827
Gross unrealized appreciation	94,311
Gross unrealized depreciation	(215,645)
Net unrealized depreciation	$(121,334)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at June 30, 2018 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds' investments as of June 30, 2018:

	American Customer Satisfaction ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$50,973,686	$-	$-	$50,973,686
Exchange Traded Funds	1,673,398	-	-	1,673,398
Short-Term Investments	176,542	-	-	176,542
Total Investments in Securities	$52,823,626	$-	$-	$52,823,626
^See Schedule of Investments for breakout of investments by sector classification.

	Brand Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,376,423	$-	$-	$5,376,423
Short-Term Investments	1,334	-	-	1,334
Total Investments in Securities	$5,377,757	$-	$-	$5,377,757
^See Schedule of Investments for breakout of investments by sector classification.

	Reverse Cap Weighted U.S. Large Cap ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$4,834,057	$-	$-	$4,834,057
Short-Term Investments	5,436	-	-	5,436
Total Investments in Securities	$4,839,493	$-	$-	$4,839,493
^See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2018, the Funds did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   ETF Series Solutions

By (Signature and Title) /s/ Paul R. Fearday
    Paul R. Fearday, President (principal executive officer)

Date          8/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date          8/28/2018

By (Signature and Title)* /s/ Elizabeth A. Winske
  Elizabeth A. Winske, Assistant Treasurer (acting principal financial officer)

Date       8/28/2018

* Print the name and title of each signing officer under his or her signature.